Current and long-term debt - 2023 $225 million credit facility (Details)	1 Months Ended					12 Months Ended
	Nov. 30, 2025 USD ($) vessel	Apr. 30, 2025 USD ($) payment	Mar. 31, 2023 USD ($) tanker	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) tanker	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel						1
Borrowings						$ 619,204,000	$ 861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns						200,000,000
Borrowings						628,428,000	877,993,000
2023 $225.0 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						29,000,000.0
Borrowings instrument, term					5 years
Prepayment of debt		$ 50,000,000.0
Number of quarterly installment payments | payment		11
Net debt to capitalization ratio					0.65
Consolidated tangible net worth					$ 1,500,000,000
Minimum ratio for fair value of vessels					140.00%
2023 $225.0 Million Revolving Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns						0
Borrowings						$ 73,370,000	$ 165,675,000
2023 $225.0 Million Revolving Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
2023 $225.0 Million Revolving Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship					500,000
Liquidity requirement, per each chartered-in ship					$ 250,000
2023 $225.0 Million Revolving Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker					11
2023 $225.0 Million Revolving Credit Facility | MR | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					$ 630,000
Repayment term					2 years
2023 $225.0 Million Revolving Credit Facility | MR | Repayment Period Two
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					$ 330,000
2023 $225.0 Million Revolving Credit Facility | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker					2
2023 $225.0 Million Revolving Credit Facility | LR2 | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					$ 800,000
Repayment term					2 years
2023 $225.0 Million Revolving Credit Facility | LR2 | Repayment Period Two
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					$ 450,000
2023 $225.0 Million Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					1.975%
Thirteen Product Tankers | 2023 $225.0 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 225,000,000.0
Drawdowns			$ 40,100,000	$ 184,900,000
Number of vessels | tanker			13
STI Battery, STI Venere, STI Milwaukee and STI Yorkville | 2023 $225.0 Million Revolving Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	4
Repayments of non-current borrowings	$ 29,200,000